Supplemental information on oil and gas activities (Schedule of Capitalized Costs Related to Oil and Gas Producing Activities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	$ 197,829	$ 172,507	$ 172,094
Proved properties, Mineral interest and wells	968,617	830,937	717,510
Proved properties, Other uncompleted projects	15,477	32,712	38,130
Unproved properties	77,820	48,036	59,992
Gross capitalised costs	1,259,743	1,084,192	987,726
Accumulated depreciation	(658,432)	(562,853)	(463,062)
Total net capitalised costs	601,311	521,339	524,664
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	115,577	79,999	83,023
Proved properties, Mineral interest and wells	511,040	282,973	189,514
Proved properties, Other uncompleted projects	13,048	19,754	24,061
Unproved properties	77,388	567	1,676
Gross capitalised costs	717,053	383,293	298,274
Accumulated depreciation	(228,929)	(172,207)	(122,479)
Total net capitalised costs	488,124	211,086	175,795
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	74,363	84,069	81,459
Proved properties, Mineral interest and wells	348,366	402,392	400,338
Proved properties, Other uncompleted projects	2,158	11,984	12,233
Unproved properties		45,681	41,162
Gross capitalised costs	424,887	544,126	535,192
Accumulated depreciation	(345,611)	(313,379)	(281,062)
Total net capitalised costs	79,276	230,747	254,130
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	3,580	4,615	5,154
Proved properties, Mineral interest and wells	47,729	64,179	63,574
Proved properties, Other uncompleted projects	245	209
Unproved properties	432	1,788	7,073
Gross capitalised costs	51,986	70,791	75,801
Accumulated depreciation	(38,273)	(46,370)	(43,158)
Total net capitalised costs	13,713	24,421	32,643
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	4,309	3,824	2,458
Proved properties, Mineral interest and wells	61,482	81,393	64,084
Proved properties, Other uncompleted projects	26	765	1,836
Unproved properties			10,081
Gross capitalised costs	65,817	85,982	78,459
Accumulated depreciation	(45,619)	(30,897)	(16,363)
Total net capitalised costs	$ 20,198	$ 55,085	$ 62,096